Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (GE Money Japan Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2008 GE Money Japan [Member] USD ($)	Sep. 30, 2008 GE Money Japan [Member] JPY (¥)	Dec. 31, 2014 GE Money Japan [Member] USD ($)	Dec. 31, 2013 GE Money Japan [Member] USD ($)	Dec. 31, 2012 GE Money Japan [Member] USD ($)	Feb. 26, 2014 GE Money Japan [Member] USD ($)	Feb. 26, 2014 GE Money Japan [Member] JPY (¥)
Financial Information For Discontinued Operations
Tax Credit Carryforward, Expiration Date														Dec. 31, 2017
Other Partial Tax Credit Carryforward Expiration Date														Dec. 31, 2019
Gain (loss) on disposal of discontinued operations									$ 15	$ (1,781)	$ (595)
Liability For Reimbursement Of Claims In Excess Of Statutory Interest Rate												3,000	258,000		1,836
Losses from discontinued operations, net of tax	160	232	247	252	(1,657)	372	311	579	891	(395)	(175)			59	(1,636)	(649)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									14	(2,027)	(792)
Earnings (loss) from discontinued operations, net of taxes									891	(395)	(175)
Buyout Payment To Extinguish Obligation Under Sale Agreement																	$ 1,700	¥ 175,000